INCOME TAXES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current taxes	$ 10,249	$ 12,045	$ 8,000
Deferred taxes	739	(1,971)	926
Taxes on income	10,988	10,074	8,926
Deferred taxes:
Domestic (Israel)	7,045	7,287	7,938
Foreign	3,943	2,787	988
Taxes on income	$ 10,988	$ 10,074	$ 8,926